Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Total net revenues	$ 74,594	$ 47,200	$ 24,743	$ 33,508	$ 57,902	$ 61,095	$ 46,001	$ 32,556	$ 180,045	$ 197,554	$ 172,808
Cost of goods sold									120,425	121,915	136,776
Gross profit	37,809	16,475	(1,517)	6,853	23,811	30,109	15,618	6,101	59,620	75,639	36,032
Total operating expenses									113,892	84,338	79,203
Loss from operations	(16,661)	(2,452)	(22,519)	(12,640)	(1,151)	9,936	(3,572)	(13,912)	(54,272)	(8,699)	(43,171)
Interest expense, net	(3,203)	(3,022)	(2,911)	(3,836)	(4,045)	(3,959)	(4,241)	(4,464)	(12,972)	(16,709)	(18,485)
Intercompany interest, net									0	0	0
Equity in earnings (losses) of investments									0	0	0
Other income (expense), net	180	91	84	(791)	209	722	192	(5,068)	(436)	(3,945)	1,350
Loss before income taxes									(67,680)	(29,353)	(60,306)
Income tax expense (benefit)	(587)	2,079	154	1,072	(3,646)	1,686	2,402	(418)	2,718	24	4,421
Net income (loss)									(70,398)	(29,377)	(64,727)
Net income attributable to noncontrolling interests	(246)	(74)	(366)	(87)	(53)	(78)	(418)	(316)	(773)	(865)	(421)
Net loss attributable to ION	$ (19,343)	$ (7,536)	$ (25,866)	$ (18,426)	$ (1,394)	$ 4,935	$ (10,441)	$ (23,342)	(71,171)	(30,242)	(65,148)
Comprehensive net income (loss)									(71,961)	(26,508)	(71,694)
Comprehensive income attributable to noncontrolling interests									(773)	(865)	(421)
Comprehensive net loss attributable to ION									(72,734)	(27,373)	(72,115)
Reportable Legal Entities | ION Geophysical Corporation
Condensed Income Statements, Captions [Line Items]
Total net revenues									0	0	0
Cost of goods sold									0	0	0
Gross profit									0	0	0
Total operating expenses									32,888	39,000	31,438
Loss from operations									(32,888)	(39,000)	(31,438)
Interest expense, net									(13,010)	(16,729)	(18,406)
Intercompany interest, net									1,124	1,084	978
Equity in earnings (losses) of investments									(26,446)	27,696	(19,756)
Other income (expense), net									(196)	(4,610)	3,528
Loss before income taxes									(71,416)	(31,559)	(65,094)
Income tax expense (benefit)									(245)	(1,317)	54
Net income (loss)									(71,171)	(30,242)	(65,148)
Net income attributable to noncontrolling interests									0	0	0
Net loss attributable to ION									(71,171)	(30,242)	(65,148)
Comprehensive net income (loss)									(72,734)	(27,373)	(72,331)
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive net loss attributable to ION									(72,734)	(27,373)	(72,331)
Reportable Legal Entities | The Guarantors
Condensed Income Statements, Captions [Line Items]
Total net revenues									96,649	148,590	91,465
Cost of goods sold									85,186	90,754	87,660
Gross profit									11,463	57,836	3,805
Total operating expenses									29,235	28,020	27,279
Loss from operations									(17,772)	29,816	(23,474)
Interest expense, net									(136)	(107)	(173)
Intercompany interest, net									(12,137)	(6,613)	(4,397)
Equity in earnings (losses) of investments									37,219	67,290	23,368
Other income (expense), net									116	(407)	723
Loss before income taxes									7,290	89,979	(3,953)
Income tax expense (benefit)									(6,711)	(1,427)	1,337
Net income (loss)									14,001	91,406	(5,290)
Net income attributable to noncontrolling interests									0	0	0
Net loss attributable to ION									14,001	91,406	(5,290)
Comprehensive net income (loss)									13,953	91,358	(5,290)
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive net loss attributable to ION									13,953	91,358	(5,290)
Reportable Legal Entities | All Other Subsidiaries
Condensed Income Statements, Captions [Line Items]
Total net revenues									83,396	48,964	81,343
Cost of goods sold									35,239	31,161	49,116
Gross profit									48,157	17,803	32,227
Total operating expenses									51,769	17,318	20,486
Loss from operations									(3,612)	485	11,741
Interest expense, net									174	127	94
Intercompany interest, net									11,013	5,529	3,419
Equity in earnings (losses) of investments									0	0	0
Other income (expense), net									(356)	1,072	(2,901)
Loss before income taxes									7,219	7,213	12,353
Income tax expense (benefit)									9,674	2,768	3,030
Net income (loss)									(2,455)	4,445	9,323
Net income attributable to noncontrolling interests									(773)	(865)	(421)
Net loss attributable to ION									(3,228)	3,580	8,902
Comprehensive net income (loss)									(4,797)	6,550	1,719
Comprehensive income attributable to noncontrolling interests									(773)	(865)	(421)
Comprehensive net loss attributable to ION									(5,570)	5,685	1,298
Consolidating Adjustments
Condensed Income Statements, Captions [Line Items]
Total net revenues									0	0	0
Cost of goods sold									0	0	0
Gross profit									0	0	0
Total operating expenses									0	0	0
Loss from operations									0	0	0
Interest expense, net									0	0	0
Intercompany interest, net									0	0	0
Equity in earnings (losses) of investments									(10,773)	(94,986)	(3,612)
Other income (expense), net									0	0	0
Loss before income taxes									(10,773)	(94,986)	(3,612)
Income tax expense (benefit)									0	0	0
Net income (loss)									(10,773)	(94,986)	(3,612)
Net income attributable to noncontrolling interests									0	0	0
Net loss attributable to ION									(10,773)	(94,986)	(3,612)
Comprehensive net income (loss)									(8,383)	(97,043)	4,208
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive net loss attributable to ION									$ (8,383)	$ (97,043)	$ 4,208